GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Mer Telemanagement Solutions Ltd. ("the Company" or "MTS") was incorporated on December 27, 1995. MTS and its subsidiaries ("the Group") is a worldwide provider of Telecom Expense Management (TEM), Mobile Virtual Network Enabler and Mobile Money services and solutions.

The Company's wholly-owned subsidiaries in the United States and Hong Kong, namely, MTS IntegraTRAK Inc. and MTS Asia Ltd., respectively, act as marketing and customer service organizations in those countries.

In March 2009, the Company discontinued the operations of TABS Brazil Ltda. its wholly owned subsidiary in Brazil, and its results of operations were classified as discontinued operations in the statement of operations. There are no assets from discontinued operations as of December 31, 2011 and 2012.

The summarized results of operations for TABS Brazil Ltda. for the years ended December 31, 2010, 2011 and 2012, which were reported separately as discontinued operations in the consolidated statements of income, are as follows:

	Year ended December 31,
	2010	2011	2012

Revenues	$-	$-	$-
Total operating expenses	68	84	-

Operating loss	(68)	(84)	-

Net loss from discontinued operations	$(68)	$(84)	$-

Basic and diluted net loss per Ordinary share from discontinued operations	$(0.01)	$(0.02)	$-

b.
MTS's products are designed to provide telecommunication and information technology managers with tools to reduce communication costs, recover charges payable by third parties, and to detect and prevent abuse and misuse of telephone networks including fault telecommunication usage.

The Company markets its products worldwide through original equipment manufacturer ("OEM")distribution channels, its direct sales force in the United States, Israel and Hong Kong, and through a network of local distributors in these and various other countries.  The Company is highly dependent on a US based mobile virtual network operator ("MVNO") and upon the active marketing and distribution of its products by OEMs. If the Company is unable to effectively manage and maintain this MVNO and the relationship with its OEMs, the Company's results of operations and financial position could be materially adversely affected.

The Company's shares are listed for trade on the NASDAQ Capital Market under the symbol "MTSL".

Revenues from a major customer accounted for13%,16% and 23% of total revenues for the years ended December 31, 2010, 2011and 2012, respectively.